Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 13, 2014
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 13, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 15, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Global X FTSE Argentina 20 ETF (Prospectus Summary)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001432353_SupplementTextBlock
GLOBAL X FUNDS
Global X FTSE Argentina 20 ETF
Global X Nigeria Index ETF

Supplement Dated June 13, 2014 to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”) for the Global X FTSE Argentina 20 ETF and
Global X Nigeria Index ETF, each dated March 1, 2014.

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Statutory Prospectus and SAI for the Global X FTSE Argentina 20 ETF and Global X Nigeria Index ETF.

Global X FTSE Argentina 20 ETF (Prospectus Summary) | Global X FTSE Argentina 20 ETF Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global X FTSE Argentina 20 ETF
Supplement [Text Block]	cik0001432353_SupplementTextBlock
The following changes will take effect for the Global X FTSE Argentina 20 ETF on or around August 15, 2014.

	Current	New
ETF Name	Global X FTSE Argentina 20 ETF	Global X MSCI Argentina ETF
Index	FTSE Argentina 20 Index	MSCI All Argentina 25/50 Index
Index Components	20	25
Weighting Methodology	Modified free float adjusted market-capitalization	Modified float adjusted market-capitalization

Global X FTSE Argentina 20 ETF (Prospectus Summary) | Global X FTSE Argentina 20 ETF Series | Global X FTSE Argentina 20 ETF
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Argentina 25/50 Index
Global X Nigeria Index ETF (Prospectus Summary)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001432353_SupplementTextBlock
GLOBAL X FUNDS
Global X FTSE Argentina 20 ETF
Global X Nigeria Index ETF

Supplement Dated June 13, 2014 to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”) for the Global X FTSE Argentina 20 ETF and
Global X Nigeria Index ETF, each dated March 1, 2014.

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Statutory Prospectus and SAI for the Global X FTSE Argentina 20 ETF and Global X Nigeria Index ETF.

Global X Nigeria Index ETF (Prospectus Summary) | Global X Nigeria Index ETF Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Nigeria Index ETF
Supplement [Text Block]	cik0001432353_SupplementTextBlock
The following changes will take effect for the Global X Nigeria Index ETF on or around August 15, 2014.

	Current	New
ETF Name	Global X Nigeria Index ETF	Global X MSCI Nigeria ETF
Index	Solactive Nigeria Index	MSCI All Nigeria Select 25/50 Index
Index Components	28	21
Weighting Methodology	Modified free float adjusted market-capitalization	Modified free float adjusted market-capitalization

Global X Nigeria Index ETF (Prospectus Summary) | Global X Nigeria Index ETF Series | Global X Nigeria Index ETF
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Nigeria Select 25/50 Index